UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03587

Fidelity Financial Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2022

Item 1.

Reports to Stockholders

Fidelity® Convertible Securities Fund

Annual Report
November 30, 2022
Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended November 30, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl.5.75% sales charge)	-17.10%	10.13%	8.97%
Class M (incl.3.50% sales charge)	-15.31%	10.35%	8.91%
Class C (incl. contingent deferred sales charge)	-13.43%	10.60%	8.95%
Fidelity® Convertible Securities Fund	-11.79%	11.77%	9.93%
Class I	-11.80%	11.74%	9.90%
Class Z	-11.69%	11.85%	9.96%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Convertible Securities Fund, a class of the fund,  on November 30, 2012.

The chart shows how the value of your investment would have changed, and also shows how the ICE® BofA® All US Convertibles Index performed over the same period.

34,000
30,000
25,000
20,000
15,000
$10,000
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022
Period Ending Values
$25,766 Fidelity® Convertible Securities Fund
$27,364 ICE® BofA® All US Convertibles Index

Management's Discussion of Fund Performance
Market Recap:
For the 12 months ending November 30, 2022, the ICE BofA® All US Convertibles Index returned -16.02%, as convertible securities were pressured by rising interest rates, high starting valuations, and their correlation to growth and small-cap stocks. Convertibles were particularly weak in the first half of the period, when soaring inflation prompted the Federal Reserve to aggressively raise its target short-term interest rate. Between March and November, the Fed hiked its benchmark rate six times, by a total of 3.75 percentage points - the fastest-ever pace of monetary tightening - while also shrinking its massive asset portfolio. The convertibles market stabilized in the second half of the period, as many issues hit their bond floor. By November 30, the index's sensitivity to equities had fallen to a 20-year low. Also, the index had shrunk in size because many maturing issues were not replaced. Within the index, the real estate sector returned about -27%, hurt by its sensitivity to interest rates. The growth-oriented consumer discretionary (-26%), information technology (-21%) and communication services (-19%) sectors also struggled, along with the consumer staples sector (-26%). In sharp contrast, energy gained roughly 46% for the period, driven by elevated prices for oil and gas. After a run of strong relative performance, the past 12 months convertible securities lagged large-cap stocks (-9%), taxable investment-grade bonds (-13%) and high-yield debt (-9%).
Comments from Portfolio Manager Adam Kramer:
For the fiscal year, the fund's share classes (excluding sales charges, if applicable) returned about -13% to -12%, outpacing the benchmark ICE BofA® All US Convertibles Index. By asset class, the fund's non-benchmark stake in equities - about 13% of assets at period end - notably contributed to performance versus the benchmark. An added boost came from an underweighting in convertible bonds (roughly 66% of assets at period end), which declined less than the convertible bonds in the benchmark. By sector, a large overweight and investment choices in energy stood out, with positioning in materials and industrials also helping relative performance. Among top individual contributors were stocks issued by tanker companies DHT Holdings (+85%), Euronav (+116%) and Scorpio Tankers (+44%). DHT and Euronav were top portfolio positions on November 30. Underweighting online retailer Wayfair (-54%) and overweighting biopharmaceuticals company Global Blood Therapeutics (+126%) further aided relative performance. Conversely, security selection in the consumer discretionary and financials sectors detracted versus the benchmark. Noteworthy individual detractors included the stocks of online gaming company Super Group (-61%) and capital goods company Babcock & Wilcox Enterprise (-51%). An overweight in convertible securities issued by online retailer The RealReal (-57%) also hurt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary November 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)
(excluding cash equivalents)
DHT Holdings, Inc.	4.6
Bank of America Corp. 7.25%	2.8
Euronav NV	2.8
Wells Fargo & Co. 7.50%	2.7
Coupa Software, Inc. 0.375% 6/15/26	2.6
Palo Alto Networks, Inc. 0.375% 6/1/25	1.7
DraftKings, Inc. 0% 3/15/28	1.7
Akamai Technologies, Inc. 0.125% 5/1/25	1.5
T-Mobile U.S., Inc. 5.25%	1.5
Palo Alto Networks, Inc. 0.75% 7/1/23	1.4
23.3

Market Sectors (% of Fund's net assets)

Information Technology	28.5
Energy	13.7
Health Care	11.8
Consumer Discretionary	9.7
Communication Services	9.2
Industrials	7.9
Financials	6.4
Utilities	5.4
Materials	3.3
Consumer Staples	1.7
Real Estate	0.5

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 14.3%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments November 30, 2022
Showing Percentage of Net Assets
Corporate Bonds - 67.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 65.6%
COMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 0.0%
Radius Global Infrastructure, Inc. 2.5% 9/15/26 (b)	264	235

Entertainment - 1.5%
Liberty Media Corp. 0.5% 12/1/50 (b)	1,721	1,758
Liberty Media Corp. Liberty Formula One:
1% 1/30/23	1,735	2,866
2.25% 8/15/27(b)	9,614	9,181
Live Nation Entertainment, Inc. 2% 2/15/25	172	172
Spotify U.S.A., Inc. 0% 3/15/26	2,910	2,327
World Wrestling Entertainment, Inc. 3.375% 12/15/23	65	209
Zynga, Inc.:
0% 12/15/26	5,479	5,403
0.25% 6/1/24	3,904	4,232
		26,148
Interactive Media & Services - 2.2%
Eventbrite, Inc. 5% 12/1/25	2,635	2,586
IAC FinanceCo 2, Inc. 0.875% 6/15/26 (b)	3,612	3,350
IAC FinanceCo 3, Inc. 2% 1/15/30 (b)	3,607	3,367
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)	4,387	3,073
Snap, Inc.:
0% 5/1/27	10,175	7,097
0.125% 3/1/28(b)	16,700	11,231
0.25% 5/1/25	1,937	1,777
0.75% 8/1/26	4,240	3,686
TripAdvisor, Inc. 0.25% 4/1/26	1,885	1,497
		37,664
Media - 3.1%
Cable One, Inc. 0% 3/15/26	262	200
DISH Network Corp.:
0% 12/15/25	236	160
2.375% 3/15/24	9,499	8,478
3.375% 8/15/26	29,987	19,417
Gannett Co., Inc. 4.75% 4/15/24	1,450	1,130
Grizzly Merger Sub 1 LLC 1.75% 9/30/46 (b)	4,323	4,777
Liberty Broadband Corp.:
1.25% 9/30/50(b)	7,910	7,544
2.75% 9/30/50(b)	210	203
Liberty Interactive LLC 1.75% 9/30/46 (b)	1,748	2,008
Liberty Media Corp. 1.375% 10/15/23	3,493	4,606
Magnite, Inc. 0.25% 3/15/26	7,345	5,563
TechTarget, Inc. 0% 12/15/26 (b)	260	194
		54,280
TOTAL COMMUNICATION SERVICES		118,327

CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.4%
LCI Industries 1.125% 5/15/26	210	181
Patrick Industries, Inc.:
1% 2/1/23	4,101	4,049
1.75% 12/1/28(b)	2,423	1,895
		6,125
Automobiles - 0.9%
Ford Motor Co. 0% 3/15/26	12,843	13,267
Lucid Group, Inc. 1.25% 12/15/26 (b)	1,300	723
Winnebago Industries, Inc. 1.5% 4/1/25	2,250	2,489
		16,479
Diversified Consumer Services - 0.4%
2U, Inc. 2.25% 5/1/25	278	186
Chegg, Inc.:
0% 9/1/26	3,627	2,854
0.125% 3/15/25	3,470	3,210
		6,250
Hotels, Restaurants & Leisure - 3.8%
Airbnb, Inc. 0% 3/15/26	209	175
Booking Holdings, Inc. 0.75% 5/1/25	192	268
Carnival Corp. 5.75% 12/1/27 (b)	6,950	6,985
Cracker Barrel Old Country Store, Inc. 0.625% 6/15/26	10,128	9,147
DraftKings, Inc. 0% 3/15/28	44,493	28,387
Expedia, Inc. 0% 2/15/26	225	199
Marriott Vacations Worldwide Corp. 0% 1/15/26	200	207
NCL Corp. Ltd.:
1.125% 2/15/27	257	195
2.5% 2/15/27(b)	2,510	1,955
5.375% 8/1/25	127	150
Penn Entertainment, Inc. 2.75% 5/15/26	4,284	7,161
Royal Caribbean Cruises Ltd. 6% 8/15/25 (b)	7,705	10,956
Shake Shack, Inc. 0% 3/1/28	156	107
The Cheesecake Factory, Inc. 0.375% 6/15/26	220	183
Vail Resorts, Inc. 0% 1/1/26	200	187
		66,262
Internet & Direct Marketing Retail - 1.4%
Etsy, Inc.:
0.125% 10/1/26	7,322	12,144
0.125% 9/1/27	4,502	4,554
0.25% 6/15/28	210	183
Lyft, Inc. 1.5% 5/15/25	172	149
The RealReal, Inc. 1% 3/1/28	2,304	841
Uber Technologies, Inc. 0% 12/15/25	4,200	3,561
Wayfair LLC:
0.625% 10/1/25	2,945	1,877
1.125% 11/1/24	120	102
Xometry, Inc. 1% 2/1/27 (b)	1,400	1,369
		24,780
Leisure Products - 0.8%
Peloton Interactive, Inc. 0% 2/15/26	12,077	8,539
Topgolf Callaway Brands Corp. 2.75% 5/1/26	3,690	5,016
		13,555
Specialty Retail - 0.3%
Burlington Stores, Inc. 2.25% 4/15/25	190	216
National Vision Holdings, Inc. 2.5% 5/15/25	3,617	5,156
		5,372
TOTAL CONSUMER DISCRETIONARY		138,823

CONSUMER STAPLES - 1.1%
Food Products - 0.2%
Post Holdings, Inc. 2.5% 8/15/27 (b)	3,090	3,294

Tobacco - 0.9%
Turning Point Brands, Inc. 2.5% 7/15/24	17,611	15,581

TOTAL CONSUMER STAPLES		18,875

ENERGY - 3.7%
Energy Equipment & Services - 0.0%
Vantage Drilling Co. 0% 7/15/43 (b)(c)(d)	20,000	0

Oil, Gas & Consumable Fuels - 3.7%
Antero Resources Corp. 4.25% 9/1/26	466	3,919
Arch Resources, Inc. 5.25% 11/15/25	580	2,482
CNX Resources Corp. 2.25% 5/1/26	3,271	4,923
EQT Corp. 1.75% 5/1/26	2,964	8,588
Northern Oil & Gas, Inc. 3.625% 4/15/29 (b)	12,331	14,563
Peabody Energy Corp. 3.25% 3/1/28 (b)	3,797	6,878
Pioneer Natural Resources Co. 0.25% 5/15/25	9,200	22,163
		63,516
TOTAL ENERGY		63,516

FINANCIALS - 0.6%
Capital Markets - 0.2%
Coinbase Global, Inc. 0.5% 6/1/26	7,348	3,861

Consumer Finance - 0.4%
LendingTree, Inc. 0.5% 7/15/25	9,137	6,507
SoFi Technologies, Inc. 0% 10/15/26 (b)	217	149
		6,656
TOTAL FINANCIALS		10,517

HEALTH CARE - 9.4%
Biotechnology - 3.0%
Alnylam Pharmaceuticals, Inc. 1% 9/15/27 (b)	4,620	4,779
Cerevel Therapeutics Holdings 2.5% 8/15/27 (b)	680	633
Coherus BioSciences, Inc. 1.5% 4/15/26	205	139
Cytokinetics, Inc. 4% 11/15/26	270	1,125
Dynavax Technologies Corp. 2.5% 5/15/26	200	281
Exact Sciences Corp.:
0.375% 3/15/27	258	198
0.375% 3/1/28	279	201
1% 1/15/25	166	165
Global Blood Therapeutics, Inc. 1.875% 12/15/28 (b)	4,620	10,342
Halozyme Therapeutics, Inc. 1% 8/15/28 (b)	3,180	3,737
Insmed, Inc.:
0.75% 6/1/28	3,200	2,511
1.75% 1/15/25	2,000	1,838
Natera, Inc. 2.25% 5/1/27	1,392	1,784
Neurocrine Biosciences, Inc. 2.25% 5/15/24	3,254	5,455
Sarepta Therapeutics, Inc.:
1.25% 9/15/27(b)	11,802	13,136
1.5% 11/15/24	2,860	5,139
		51,463
Health Care Equipment & Supplies - 3.0%
CONMED Corp. 2.25% 6/15/27 (b)	2,740	2,429
DexCom, Inc.:
0.25% 11/15/25	7,612	8,248
0.75% 12/1/23	4,312	12,196
Envista Holdings Corp. 2.375% 6/1/25	4,917	8,376
Glaukos Corp. 2.75% 6/15/27	2,154	2,575
Haemonetics Corp. 0% 3/1/26	270	226
Insulet Corp. 0.375% 9/1/26	5,772	8,228
Integra LifeSciences Holdings Corp. 0.5% 8/15/25	230	222
LivaNova U.S.A., Inc. 3% 12/15/25	4,024	4,702
Mesa Laboratories, Inc. 1.375% 8/15/25	1,437	1,298
Nevro Corp. 2.75% 4/1/25	1,023	957
Novocure Ltd. 0% 11/1/25	200	178
Omnicell, Inc. 0.25% 9/15/25	2,491	2,178
Tandem Diabetes Care, Inc. 1.5% 5/1/25 (b)	197	179
Varex Imaging Corp. 4% 6/1/25	190	229
		52,221
Health Care Providers & Services - 1.7%
1Life Healthcare, Inc. 3% 6/15/25	4,349	4,199
Accolade, Inc. 0.5% 4/1/26	12,366	8,656
Brookdale Senior Living, Inc. 2% 10/15/26	5,633	4,200
Guardant Health, Inc. 0% 11/15/27	4,885	3,530
Oak Street Health, Inc. 0% 3/15/26	10,917	8,376
		28,961
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. 0.875% 1/1/27	2,875	4,325
Health Catalyst, Inc. 2.5% 4/15/25	1,647	1,421
Nextgen Healthcare, Inc. 3.75% 11/15/27 (b)	5,220	5,649
Teladoc Health, Inc. 1.25% 6/1/27	2,479	1,879
		13,274
Life Sciences Tools & Services - 0.7%
Illumina, Inc. 0% 8/15/23	6,779	6,555
Inotiv, Inc. 3.25% 10/15/27	220	125
Nanostring Technologies, Inc. 2.625% 3/1/25	1,826	1,455
NeoGenomics, Inc. 1.25% 5/1/25	750	642
Repligen Corp. 0.375% 7/15/24	2,430	4,063
		12,840
Pharmaceuticals - 0.2%
Innoviva, Inc. 2.125% 3/15/28 (b)	200	161
Jazz Investments I Ltd. 2% 6/15/26	3,746	4,432
		4,593
TOTAL HEALTH CARE		163,352

INDUSTRIALS - 5.5%
Aerospace & Defense - 0.4%
Parsons Corp. 0.25% 8/15/25	6,218	7,399

Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. 1.125% 10/15/24	2,096	2,203
Atlas Air Worldwide Holdings, Inc. 1.875% 6/1/24	2,880	4,807
		7,010
Airlines - 2.3%
American Airlines Group, Inc. 6.5% 7/1/25	7,925	8,959
JetBlue Airways Corp. 0.5% 4/1/26	18,347	13,751
Southwest Airlines Co. 1.25% 5/1/25	13,360	17,341
		40,051
Construction & Engineering - 0.4%
Granite Construction, Inc. 2.75% 11/1/24	5,766	7,095

Electrical Equipment - 0.7%
Array Technologies, Inc. 1% 12/1/28 (b)	4,489	4,734
Bloom Energy Corp. 2.5% 8/15/25	139	202
Plug Power, Inc. 3.75% 6/1/25	74	236
Stem, Inc. 0.5% 12/1/28 (b)	5,764	4,189
Sunrun, Inc. 0% 2/1/26	2,633	1,912
		11,273
Machinery - 0.4%
Chart Industries, Inc. 1% 11/15/24 (b)	73	179
Desktop Metal, Inc. 6% 5/15/27 (b)	1,250	1,665
John Bean Technologies Corp. 0.25% 5/15/26	247	211
Middleby Corp. 1% 9/1/25	4,330	5,358
The Greenbrier Companies, Inc. 2.875% 4/15/28	129	121
		7,534
Professional Services - 0.7%
FTI Consulting, Inc. 2% 8/15/23	2,854	4,879
KBR, Inc. 2.5% 11/1/23	3,204	6,618
		11,497
Transportation Infrastructure - 0.2%
Seaspan Corp. 3.75% 12/15/25 (b)	3,287	4,028

TOTAL INDUSTRIALS		95,887

INFORMATION TECHNOLOGY - 28.5%
Communications Equipment - 0.4%
Lumentum Holdings, Inc.:
0.25% 3/15/24	2,999	3,230
0.5% 12/15/26	3,674	3,187
0.5% 6/15/28(b)	200	153
		6,570
Electronic Equipment & Components - 0.4%
Insight Enterprises, Inc. 0.75% 2/15/25	4,484	6,950
Par Technology Corp. 1.5% 10/15/27	261	184
		7,134
IT Services - 6.6%
Affirm Holdings, Inc. 0% 11/15/26	5,457	3,184
Akamai Technologies, Inc.:
0.125% 5/1/25	23,604	26,472
0.375% 9/1/27	10,268	10,473
BigCommerce Holdings, Inc. 0.25% 10/1/26	15,796	11,151
Block, Inc.:
0% 5/1/26	309	248
0.125% 3/1/25	147	144
0.25% 11/1/27	295	223
0.5% 5/15/23	211	227
Cloudflare, Inc.:
0% 8/15/26	8,385	6,737
0.75% 5/15/25	2,938	4,296
Digitalocean Holdings, Inc. 0% 12/1/26	9,589	6,856
Fastly, Inc. 0% 3/15/26	12,275	8,715
MongoDB, Inc. 0.25% 1/15/26	149	154
Okta, Inc.:
0.125% 9/1/25	10,298	8,789
0.375% 6/15/26	10,911	8,860
Perficient, Inc. 0.125% 11/15/26	4,337	3,322
Repay Holdings Corp. 0% 2/1/26 (b)	2,027	1,501
Shopify, Inc. 0.125% 11/1/25	8,080	6,910
Wix.com Ltd. 0% 8/15/25	7,538	6,332
		114,594
Semiconductors & Semiconductor Equipment - 3.1%
Camtek Ltd. 0% 12/1/26 (b)	200	154
Enphase Energy, Inc.:
0% 3/1/26	260	327
0% 3/1/28	260	342
0.25% 3/1/25	550	2,171
onsemi:
0% 5/1/27	7,673	11,747
1.625% 10/15/23	3,012	10,905
Semtech Corp. 1.625% 11/1/27 (b)	2,609	2,724
SMART Global Holdings, Inc. 2.25% 2/15/26	200	210
SolarEdge Technologies, Inc. 0% 9/15/25	5,940	7,642
Wolfspeed, Inc.:
0.25% 2/15/28(b)	2,170	2,094
1.75% 5/1/26	3,331	6,709
1.875% 12/1/29(b)	8,780	9,105
		54,130
Software - 18.0%
8x8, Inc. 0.5% 2/1/24	4,969	4,380
Altair Engineering, Inc. 0.25% 6/1/24	3,124	3,627
Avalara, Inc. 0.25% 8/1/26	3,525	3,516
Bill.Com Holdings, Inc.:
0% 12/1/25	140	149
0% 4/1/27	212	169
BlackLine, Inc.:
0% 3/15/26	15,771	13,376
0.125% 8/1/24	6,118	6,837
Box, Inc. 0% 1/15/26	4,133	4,933
Cerence, Inc. 3% 6/1/25	1,133	1,041
Ceridian HCM Holding, Inc. 0.25% 3/15/26	197	173
Confluent, Inc. 0% 1/15/27 (b)	6,363	4,788
Coupa Software, Inc.:
0.125% 6/15/25	12,264	11,219
0.375% 6/15/26	50,815	44,565
CyberArk Software Ltd. 0% 11/15/24	4,989	5,675
Datadog, Inc. 0.125% 6/15/25	118	130
DocuSign, Inc. 0% 1/15/24	7,965	7,451
Dropbox, Inc.:
0% 3/1/26	1,969	1,795
0% 3/1/28	2,025	1,827
Everbridge, Inc.:
0% 3/15/26	5,786	4,941
0.125% 12/15/24	4,904	4,358
Five9, Inc. 0.5% 6/1/25	6,508	5,916
Guidewire Software, Inc. 1.25% 3/15/25	2,797	2,556
HubSpot, Inc. 0.375% 6/1/25	5,667	7,186
InterDigital, Inc. 3.5% 6/1/27 (b)	270	254
LivePerson, Inc.:
0% 12/15/26	29,908	21,261
0.75% 3/1/24	4,606	4,298
New Relic, Inc. 0.5% 5/1/23	4,454	4,349
Pagerduty, Inc. 1.25% 7/1/25	1,647	1,561
Palo Alto Networks, Inc.:
0.375% 6/1/25	16,571	29,024
0.75% 7/1/23	12,805	24,592
Pegasystems, Inc. 0.75% 3/1/25	1,489	1,258
Progress Software Corp. 1% 4/15/26	4,250	4,480
Q2 Holdings, Inc. 0.75% 6/1/26	203	163
Rapid7, Inc.:
0.25% 3/15/27	9,833	7,184
2.25% 5/1/25	3,728	3,443
RingCentral, Inc.:
0% 3/1/25	7,082	6,055
0% 3/15/26	12,526	9,689
Splunk, Inc.:
0.5% 9/15/23	2,974	2,855
1.125% 9/15/25	7,367	6,800
1.125% 6/15/27	2,650	2,185
Tyler Technologies, Inc. 0.25% 3/15/26	3,600	3,431
Unity Software, Inc. 0% 11/15/26	26,149	19,272
Varonis Systems, Inc. 1.25% 8/15/25	184	183
Verint Systems, Inc. 0.25% 4/15/26	1,780	1,579
Veritone, Inc. 1.75% 11/15/26	334	213
Workiva, Inc. 1.125% 8/15/26	6,583	7,873
Zscaler, Inc. 0.125% 7/1/25	8,180	9,325
		311,935
TOTAL INFORMATION TECHNOLOGY		494,363

MATERIALS - 1.0%
Chemicals - 0.2%
Livent Corp. 4.125% 7/15/25	1,384	4,573

Metals & Mining - 0.8%
ATI, Inc. 3.5% 6/15/25	170	348
MP Materials Corp. 0.25% 4/1/26 (b)	4,414	4,469
SSR Mining, Inc. 2.5% 4/1/39	4,636	5,086
United States Steel Corp. 5% 11/1/26	1,847	3,819
		13,722
TOTAL MATERIALS		18,295

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Pebblebrook Hotel Trust 1.75% 12/15/26	182	164
Porch Group, Inc. 0.75% 9/15/26 (b)	7,852	4,142
Summit Hotel Properties, Inc. 1.5% 2/15/26	187	171
Uniti Fiber Holdings, Inc. 4% 6/15/24 (b)	3,071	2,871
		7,348
Real Estate Management & Development - 0.1%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	268	188
Redfin Corp.:
0% 10/15/25	410	244
0.5% 4/1/27	413	169
Zillow Group, Inc. 2.75% 5/15/25	187	185
		786
TOTAL REAL ESTATE		8,134

UTILITIES - 0.5%
Electric Utilities - 0.2%
NRG Energy, Inc. 2.75% 6/1/48	2,734	3,109

Independent Power and Renewable Electricity Producers - 0.3%
NextEra Energy Partners LP 0% 6/15/24 (b)	210	209
Ormat Technologies, Inc. 2.5% 7/15/27 (b)	1,700	2,016
Sunnova Energy International, Inc.:
0.25% 12/1/26	200	174
2.625% 2/15/28(b)	3,980	3,636
		6,035
TOTAL UTILITIES		9,144

TOTAL CONVERTIBLE BONDS		1,139,233
Nonconvertible Bonds - 2.3%
COMMUNICATION SERVICES - 0.5%
Media - 0.5%
Gannett Holdings LLC 6% 11/1/26 (b)	11,650	9,262

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (b)(e)(f)	115	111

CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(b)	755	629
4.875% 2/15/30(b)	2,445	2,182
		2,811
Tobacco - 0.4%
Turning Point Brands, Inc. 5.625% 2/15/26 (b)	9,153	7,968

TOTAL CONSUMER STAPLES		10,779

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (b)	9,000	9,518
SFL Corp. Ltd. 7.25% 5/12/26 (b)	2,800	2,653
		12,171
INDUSTRIALS - 0.4%
Construction & Engineering - 0.4%
Pike Corp. 5.5% 9/1/28 (b)	6,950	6,209

MATERIALS - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp. 6.5% 2/15/30 (b)	1,177	907

TOTAL NONCONVERTIBLE BONDS		39,439
TOTAL CORPORATE BONDS (Cost $1,148,532)		1,178,672

Common Stocks - 13.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.4%
Media - 0.4%
Gannett Co., Inc. (g)(h)	3,063,023	7,658
CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.3%
Tesla, Inc. (g)	23,600	4,595
Hotels, Restaurants & Leisure - 0.8%
A&W Revenue Royalties Income Fund	159,900	4,239
Super Group SGHC Ltd. (g)(h)	3,208,777	10,236
		14,475
TOTAL CONSUMER DISCRETIONARY		19,070
ENERGY - 9.3%
Oil, Gas & Consumable Fuels - 9.3%
Calumet Specialty Products Partners LP (g)	564,426	8,991
DHT Holdings, Inc.	7,895,212	79,969
Enviva, Inc. (h)	59,401	3,371
Euronav NV (h)	2,486,200	48,481
Scorpio Tankers, Inc.	407,733	20,803
		161,615
INDUSTRIALS - 1.0%
Electrical Equipment - 1.0%
Babcock & Wilcox Enterprises, Inc. (g)(h)	4,012,446	18,297
MATERIALS - 1.8%
Chemicals - 0.3%
Corteva, Inc.	65,500	4,399
Metals & Mining - 1.5%
Agnico Eagle Mines Ltd. (United States) (h)	171,400	8,633
Barrick Gold Corp.	262,300	4,281
Newmont Corp.	92,900	4,410
Wheaton Precious Metals Corp.	226,600	8,844
		26,168
TOTAL MATERIALS		30,567
TOTAL COMMON STOCKS (Cost $200,222)		237,207

Convertible Preferred Stocks - 16.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.5%
Media - 0.0%
Paramount Global Series A 5.75%	5,960	186
Wireless Telecommunication Services - 1.5%
T-Mobile U.S., Inc. 5.25% (b)(g)	21,250	26,104
TOTAL COMMUNICATION SERVICES		26,290
CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.6%
Aptiv PLC Series A, 5.50%	85,500	10,304
Internet & Direct Marketing Retail - 0.0%
Chewy, Inc. 6.50% (b)	250	254
TOTAL CONSUMER DISCRETIONARY		10,558
FINANCIALS - 5.8%
Banks - 5.5%
Bank of America Corp. 7.25%	40,056	48,788
Wells Fargo & Co. 7.50%	39,843	47,214
		96,002
Capital Markets - 0.3%
KKR & Co. LP Series C, 6.00%	76,600	4,833
TOTAL FINANCIALS		100,835
HEALTH CARE - 2.4%
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson & Co. 6.50%	103,200	5,126
Boston Scientific Corp. Series A, 5.50%	120,500	13,609
		18,735
Life Sciences Tools & Services - 1.3%
Danaher Corp. Series B, 5.00%	15,650	21,984
TOTAL HEALTH CARE		40,719
INDUSTRIALS - 1.0%
Construction & Engineering - 0.4%
Fluor Corp. 6.50%	4,500	7,204
Machinery - 0.6%
RBC Bearings, Inc.	90,500	10,408
TOTAL INDUSTRIALS		17,612
MATERIALS - 0.4%
Metals & Mining - 0.4%
ArcelorMittal SA 5.50%	96,600	6,155
UTILITIES - 4.7%
Electric Utilities - 4.0%
American Electric Power Co., Inc. 6.125%	96,600	5,077
NextEra Energy, Inc.:
5.279%	252,000	12,890
6.219%	246,100	12,418
6.296%	494,600	24,280
PG&E Corp.	103,500	14,415
		69,080
Gas Utilities - 0.0%
UGI Corp. 7.125%	2,000	175
Independent Power and Renewable Electricity Producers - 0.7%
The AES Corp. 6.875%	122,400	12,544
Multi-Utilities - 0.0%
NiSource, Inc. 7.75%	2,200	237
TOTAL UTILITIES		82,036
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $273,583)		284,205

Preferred Securities - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp. 7% (b)(e)(i) (Cost $3,126)	3,345	3,100

Money Market Funds - 3.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.86% (j)	42,668,156	42,677
Fidelity Securities Lending Cash Central Fund 3.86% (j)(k)	23,167,559	23,170
TOTAL MONEY MARKET FUNDS (Cost $65,847)		65,847

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $1,691,310)	1,769,031
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(33,502)
NET ASSETS - 100.0%	1,735,529

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $258,541,000 or 14.9% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Level 3 security
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Non-income producing
(h)	Security or a portion of the security is on loan at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	25,542	957,281	940,146	750	-	-	42,677	0.1%
Fidelity Securities Lending Cash Central Fund 3.86%	12,818	200,478	190,126	241	-	-	23,170	0.1%
Total	38,360	1,157,759	1,130,272	991	-	-	65,847

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	33,948	7,658	26,290	-
Consumer Discretionary	29,628	19,070	10,558	-
Energy	161,615	161,615	-	-
Financials	100,835	4,833	96,002	-
Health Care	40,719	-	40,719	-
Industrials	35,909	18,297	17,612	-
Materials	36,722	30,567	6,155	-
Utilities	82,036	24,280	57,756	-

Corporate Bonds	1,178,672	-	1,178,672	-

Preferred Securities	3,100	-	3,100	-

Money Market Funds	65,847	65,847	-	-
Total Investments in Securities:	1,769,031	332,167	1,436,864	-
Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		November 30, 2022

Assets
Investment in securities, at value (including securities loaned of $23,525) - See accompanying schedule:
Unaffiliated issuers (cost $1,625,463)	$1,703,184
Fidelity Central Funds (cost $65,847)	65,847

Total Investment in Securities (cost $1,691,310)		$1,769,031
Foreign currency held at value (cost $17)		17
Receivable for investments sold		7,668
Receivable for fund shares sold		1,053
Dividends receivable		4,306
Interest receivable		3,342
Distributions receivable from Fidelity Central Funds		182
Prepaid expenses		2
Total assets		1,785,601
Liabilities
Payable to custodian bank	$4,671
Payable for investments purchased	20,379
Payable for fund shares redeemed	705
Accrued management fee	837
Distribution and service plan fees payable	20
Other affiliated payables	232
Other payables and accrued expenses	58
Collateral on securities loaned	23,170
Total Liabilities		50,072
Net Assets		$1,735,529
Net Assets consist of:
Paid in capital		$1,615,023
Total accumulated earnings (loss)		120,506
Net Assets		$1,735,529

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($45,948 ÷ 1,464 shares) (a)		$31.39
Maximum offering price per share (100/94.25 of $31.39)		$33.31
Class M :
Net Asset Value and redemption price per share ($8,070 ÷ 257 shares) (a)(b)		$31.44
Maximum offering price per share (100/96.50 of $31.44)		$32.58
Class C :
Net Asset Value and offering price per share ($8,138 ÷ 261 shares) (a)(b)		$31.15
Convertible Securities :
Net Asset Value , offering price and redemption price per share ($1,538,550 ÷ 48,714 shares)		$31.58
Class I :
Net Asset Value , offering price and redemption price per share ($92,651 ÷ 2,940 shares)		$31.51
Class Z :
Net Asset Value , offering price and redemption price per share ($42,172 ÷ 1,339 shares)		$31.50
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Amounts in thousands		Year ended November 30, 2022
Investment Income
Dividends		$21,826
Interest		26,520
Income from Fidelity Central Funds (including $241 from security lending)		991
Total Income		49,337
Expenses
Management fee
Basic fee	$7,923
Performance adjustment	2,348
Transfer agent fees	2,422
Distribution and service plan fees	288
Accounting fees	538
Custodian fees and expenses	26
Independent trustees' fees and expenses	7
Registration fees	128
Audit	69
Legal	2
Miscellaneous	9
Total expenses before reductions	13,760
Expense reductions	(64)
Total expenses after reductions		13,696
Net Investment income (loss)		35,641
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	52,663
Foreign currency transactions	18
Total net realized gain (loss)		52,681
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(338,145)
Total change in net unrealized appreciation (depreciation)		(338,145)
Net gain (loss)		(285,464)
Net increase (decrease) in net assets resulting from operations		$(249,823)
Statement of Changes in Net Assets

Amount in thousands	Year ended November 30, 2022	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,641	$27,520
Net realized gain (loss)	52,681	401,042
Change in net unrealized appreciation (depreciation)	(338,145)	(105,193)
Net increase (decrease) in net assets resulting from operations	(249,823)	323,369
Distributions to shareholders	(376,367)	(197,350)
Share transactions - net increase (decrease)	184,864	85,839
Total increase (decrease) in net assets	(441,326)	211,858

Net Assets
Beginning of period	2,176,855	1,964,997
End of period	$1,735,529	$2,176,855

Financial Highlights
Fidelity Advisor® Convertible Securities Fund Class A

Years ended November 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$43.06	$40.70	$30.97	$28.07	$28.49
Income from Investment Operations
Net investment income (loss) A,B	.53	.42	.70	.43	.76 C
Net realized and unrealized gain (loss)	(4.80)	5.89	10.23	4.38	.25
Total from investment operations	(4.27)	6.31	10.93	4.81	1.01
Distributions from net investment income	(.48)	(.81)	(.63)	(.40)	(.85)
Distributions from net realized gain	(6.92)	(3.14)	(.57)	(1.51)	(.58)
Total distributions	(7.40)	(3.95)	(1.20)	(1.91)	(1.43)
Net asset value, end of period	$31.39	$43.06	$40.70	$30.97	$28.07
Total Return D,E	(12.04)%	16.43%	36.42%	18.75%	3.60%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.02%	.97%	.93%	.81%	.75%
Expenses net of fee waivers, if any	1.02%	.97%	.92%	.80%	.75%
Expenses net of all reductions	1.02%	.97%	.92%	.80%	.75%
Net investment income (loss)	1.63%	.98%	2.11%	1.52%	2.66% C
Supplemental Data
Net assets, end of period (in millions)	$46	$57	$40	$25	$19
Portfolio turnover rate H	85%	87%	147%	151%	176%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.99%.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Convertible Securities Fund Class M

Years ended November 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$43.09	$40.73	$30.98	$28.09	$28.47
Income from Investment Operations
Net investment income (loss) A,B	.45	.31	.61	.35	.68 C
Net realized and unrealized gain (loss)	(4.79)	5.89	10.26	4.36	.25
Total from investment operations	(4.34)	6.20	10.87	4.71	.93
Distributions from net investment income	(.38)	(.70)	(.55)	(.32)	(.73)
Distributions from net realized gain	(6.92)	(3.14)	(.57)	(1.51)	(.58)
Total distributions	(7.31) D	(3.84)	(1.12)	(1.82) D	(1.31)
Net asset value, end of period	$31.44	$43.09	$40.73	$30.98	$28.09
Total Return E,F	(12.24)%	16.10%	36.10%	18.34%	3.31%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.28%	1.23%	1.19%	1.09%	1.04%
Expenses net of fee waivers, if any	1.28%	1.22%	1.19%	1.09%	1.04%
Expenses net of all reductions	1.28%	1.22%	1.19%	1.08%	1.03%
Net investment income (loss)	1.38%	.73%	1.84%	1.24%	2.38% C
Supplemental Data
Net assets, end of period (in millions)	$8	$11	$9	$6	$6
Portfolio turnover rate I	85%	87%	147%	151%	176%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.71%.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Convertible Securities Fund Class C

Years ended November 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$42.73	$40.42	$30.76	$27.89	$28.31
Income from Investment Operations
Net investment income (loss) A,B	.29	.09	.44	.22	.54 C
Net realized and unrealized gain (loss)	(4.76)	5.85	10.19	4.34	.25
Total from investment operations	(4.47)	5.94	10.63	4.56	.79
Distributions from net investment income	(.18)	(.49)	(.40)	(.18)	(.63)
Distributions from net realized gain	(6.92)	(3.14)	(.57)	(1.51)	(.58)
Total distributions	(7.11) D	(3.63)	(.97)	(1.69)	(1.21)
Net asset value, end of period	$31.15	$42.73	$40.42	$30.76	$27.89
Total Return E,F	(12.70)%	15.53%	35.42%	17.82%	2.82%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.79%	1.74%	1.69%	1.55%	1.50%
Expenses net of fee waivers, if any	1.79%	1.74%	1.69%	1.55%	1.50%
Expenses net of all reductions	1.79%	1.74%	1.68%	1.55%	1.49%
Net investment income (loss)	.86%	.21%	1.35%	.77%	1.92% C
Supplemental Data
Net assets, end of period (in millions)	$8	$19	$24	$17	$17
Portfolio turnover rate I	85%	87%	147%	151%	176%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.25%.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Convertible Securities Fund

Years ended November 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$43.29	$40.89	$31.09	$28.18	$28.59
Income from Investment Operations
Net investment income (loss) A,B	.64	.55	.80	.52	.85 C
Net realized and unrealized gain (loss)	(4.84)	5.92	10.29	4.38	.25
Total from investment operations	(4.20)	6.47	11.09	4.90	1.10
Distributions from net investment income	(.59)	(.93)	(.72)	(.48)	(.93)
Distributions from net realized gain	(6.92)	(3.14)	(.57)	(1.51)	(.58)
Total distributions	(7.51)	(4.07)	(1.29)	(1.99)	(1.51)
Net asset value, end of period	$31.58	$43.29	$40.89	$31.09	$28.18
Total Return D	(11.79)%	16.78%	36.88%	19.04%	3.93%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.72%	.67%	.63%	.51%	.46%
Expenses net of fee waivers, if any	.72%	.67%	.63%	.51%	.46%
Expenses net of all reductions	.72%	.67%	.62%	.51%	.45%
Net investment income (loss)	1.93%	1.28%	2.41%	1.81%	2.96% C
Supplemental Data
Net assets, end of period (in millions)	$1,539	$1,922	$1,791	$1,429	$1,278
Portfolio turnover rate G	85%	87%	147%	151%	176%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.29%.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Convertible Securities Fund Class I

Years ended November 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$43.20	$40.82	$31.04	$28.13	$28.55
Income from Investment Operations
Net investment income (loss) A,B	.62	.53	.79	.52	.84 C
Net realized and unrealized gain (loss)	(4.81)	5.91	10.27	4.38	.24
Total from investment operations	(4.19)	6.44	11.06	4.90	1.08
Distributions from net investment income	(.58)	(.92)	(.71)	(.48)	(.92)
Distributions from net realized gain	(6.92)	(3.14)	(.57)	(1.51)	(.58)
Total distributions	(7.50)	(4.06)	(1.28)	(1.99)	(1.50)
Net asset value, end of period	$31.51	$43.20	$40.82	$31.04	$28.13
Total Return D	(11.80)%	16.72%	36.84%	19.07%	3.87%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75%	.70%	.65%	.52%	.47%
Expenses net of fee waivers, if any	.75%	.70%	.65%	.52%	.47%
Expenses net of all reductions	.75%	.70%	.64%	.52%	.47%
Net investment income (loss)	1.90%	1.25%	2.39%	1.80%	2.94% C
Supplemental Data
Net assets, end of period (in millions)	$93	$110	$65	$61	$32
Portfolio turnover rate G	85%	87%	147%	151%	176%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.27%.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Convertible Securities Fund Class Z

Years ended November 30,	2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$43.19	$40.81	$31.03	$28.14	$29.30
Income from Investment Operations
Net investment income (loss) B,C	.66	.58	.83	.56	.10
Net realized and unrealized gain (loss)	(4.81)	5.91	10.27	4.35	(.90)
Total from investment operations	(4.15)	6.49	11.10	4.91	(.80)
Distributions from net investment income	(.62)	(.97)	(.75)	(.51)	(.36)
Distributions from net realized gain	(6.92)	(3.14)	(.57)	(1.51)	-
Total distributions	(7.54)	(4.11)	(1.32)	(2.02)	(.36)
Net asset value, end of period	$31.50	$43.19	$40.81	$31.03	$28.14
Total Return D,E	(11.69)%	16.86%	37.01%	19.15%	(2.74)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.63%	.59%	.53%	.41%	.37% H
Expenses net of fee waivers, if any	.63%	.59%	.53%	.41%	.37% H
Expenses net of all reductions	.63%	.59%	.53%	.41%	.36% H
Net investment income (loss)	2.02%	1.36%	2.50%	1.91%	2.35% H
Supplemental Data
Net assets, end of period (in millions)	$42	$57	$35	$32	$1
Portfolio turnover rate I	85%	87%	147%	151%	176%

A For the period October 2, 2018 (commencement of sale of shares) through November 30, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended November 30, 2022
( Amounts in thousands except percentages)

1. Organization.
Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Convertible Securities, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.   In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, market discount, contingent interest, equity-debt classifications, certain conversion ratio adjustments, partnerships and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$211,004
Gross unrealized depreciation	(132,651)
Net unrealized appreciation (depreciation)	$78,353
Tax Cost	$1,690,678

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$19,972
Undistributed long-term capital gain	$22,938
Net unrealized appreciation (depreciation) on securities and other investments	$77,624

The tax character of distributions paid was as follows:

	November 30, 2022	November 30, 2021
Ordinary Income	$128,957	$ 85,829
Long-term Capital Gains	247,410	111,521
Total	$376,367	$ 197,350

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Convertible Securities Fund	1,530,361	1,632,322

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the   relative investment performance of Convertible Securities as compared to its benchmark index, the ICE® BofAML® All US Convertibles Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .55% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$125	$4
Class M	.25%	.25%	44	-
Class C	.75%	.25%	119	15
			$288	$19

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$15
Class M	1
Class C A	- B
$16
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B   Amount represents less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$88.18
Class M	16.19
Class C	24.20
Convertible Securities	2,104.13
Class I	170.16
Class Z	20.04
	$2,422

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Convertible Securities Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Convertible Securities Fund	$14

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Convertible Securities Fund	66,200	42,278	7,235

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Convertible Securities Fund	13

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Convertible Securities Fund	$3

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Convertible Securities Fund	$26	$2	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $63.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended November 30, 2022	Year ended November 30, 2021
Fidelity Convertible Securities Fund
Distributions to shareholders
Class A	$9,999	$4,054
Class M	1,853	901
Class C	3,063	2,164
Convertible Securities	334,483	180,357
Class I	16,854	6,211
Class Z	10,115	3,663
Total	$376,367	$197,350

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2022	Year ended November 30, 2021	Year ended November 30, 2022	Year ended November 30, 2021
Fidelity Convertible Securities Fund
Class A
Shares sold	345	572	$11,765	$24,293
Reinvestment of distributions	267	97	9,618	3,835
Shares redeemed	(476)	(332)	(15,584)	(14,016)
Net increase (decrease)	136	337	$5,799	$14,112
Class M
Shares sold	22	85	$739	$3,547
Reinvestment of distributions	51	22	1,834	862
Shares redeemed	(73)	(79)	(2,434)	(3,319)
Net increase (decrease)	-	28	$139	$1,090
Class C
Shares sold	62	195	$2,080	$8,229
Reinvestment of distributions	84	55	3,040	2,144
Shares redeemed	(330)	(399)	(11,038)	(16,782)
Net increase (decrease)	(184)	(149)	$(5,918)	$(6,409)
Convertible Securities
Shares sold	3,810	5,681	$127,430	$241,987
Reinvestment of distributions	8,254	3,994	298,970	158,873
Shares redeemed	(7,761)	(9,064)	(256,520)	(383,772)
Net increase (decrease)	4,303	611	$169,880	$17,088
Class I
Shares sold	3,547	2,341	$116,065	$100,045
Reinvestment of distributions	436	150	15,728	5,961
Shares redeemed	(3,593)	(1,537)	(118,871)	(65,312)
Net increase (decrease)	390	954	$12,922	$40,694
Class Z
Shares sold	880	604	$29,080	$25,812
Reinvestment of distributions	253	88	9,135	3,518
Shares redeemed	(1,115)	(236)	(36,173)	(10,066)
Net increase (decrease)	18	456	$2,042	$19,264

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Financial Trust and Shareholders of Fidelity Convertible Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Convertible Securities Fund (one of the funds constituting Fidelity Financial Trust, referred to hereafter as the "Fund") as of November 30, 2022, the related statement of operations for the year ended November 30, 2022, the statement of changes in net assets for each of the two years in the period ended November 30, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 13, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 318 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity ® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity ® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean's Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity ® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2022 to November 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period- C June 1, 2022 to November 30, 2022
Fidelity® Convertible Securities Fund
Class A	1.01%
Actual		$ 1,000	$ 1,014.00	$ 5.10
Hypothetical- B		$ 1,000	$ 1,020.00	$ 5.11
Class M	1.27%
Actual		$ 1,000	$ 1,012.80	$ 6.41
Hypothetical- B		$ 1,000	$ 1,018.70	$ 6.43
Class C	1.77%
Actual		$ 1,000	$ 1,009.90	$ 8.92
Hypothetical- B		$ 1,000	$ 1,016.19	$ 8.95
Fidelity® Convertible Securities Fund	.71%
Actual		$ 1,000	$ 1,015.30	$ 3.59
Hypothetical- B		$ 1,000	$ 1,021.51	$ 3.60
Class I	.74%
Actual		$ 1,000	$ 1,015.20	$ 3.74
Hypothetical- B		$ 1,000	$ 1,021.36	$ 3.75
Class Z	.62%
Actual		$ 1,000	$ 1,015.80	$ 3.13
Hypothetical- B		$ 1,000	$ 1,021.96	$ 3.14

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2022, $44,482,824, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $8,603,485 of distributions paid in the calendar year 2021 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates 99.99% of the short-term capital gain dividends distributed in December during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $22,038,166 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

A percentage of the dividends distributed during the fiscal year qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class M	Class C	Convertible Securities	Class I	Class Z
Fidelity Convertible Securities Fund
December 2021	2%	2%	2%	2%	2%	2%
April 2022	100%	100%	-	100%	99%	94%
July 2022	100%	100%	100%	100%	100%	94%
October 2022	100%	100%	100%	100%	100%	94%

A percentage of the dividends distributed during the fiscal year may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Convertible Securities	Class I	Class Z
Fidelity Convertible Securities Fund
December 2021	4%	4%	4%	4%	4%	4%
April 2022	100%	100%	-	100%	100%	100%
July 2022	100%	100%	100%	100%	100%	100%
October 2022	100%	100%	100%	100%	100%	100%

Class A, Class M, Class C, Convertible Securities, Class I, and Class designates 1% of the dividends distributed in December 2021 during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

1.539184.125
CVS-ANN-0123
Fidelity® Equity Dividend Income Fund

Annual Report
November 30, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended November 30, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity® Equity Dividend Income Fund	9.72%	8.24%	10.53%
Class K	9.86%	8.35%	10.65%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Equity Dividend Income Fund, a class of the fund,  on November 30, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Value Index performed over the same period.

30,000
27,500
25,000
22,500
20,000
17,500
15,000
12,500
$10,000
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022
Period Ending Values
$27,211 Fidelity® Equity Dividend Income Fund
$28,080 Russell 3000® Value Index

Management's Discussion of Fund Performance
Market Recap:
U.S. equities returned -9.21% for the 12 months ending November 30, 2022, according to the S&P 500® index, as a multitude of risk factors challenged the global economy. Persistently high inflation prompted the Federal Reserve to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in roughly a decade, stoking recession fears and sending stocks into bear market territory. In late 2021, the Fed shifted to a more restrictive policy stance and proceeded to hike its benchmark rate six times, by a total of 3.75%, between March and November - the fastest-ever pace of monetary tightening - while taking substantive steps to shrink its massive asset portfolio. Against this hostile backdrop for risk assets, the S&P 500® posted its worst year-to-date result (-23.87%) in 20 years through September, a seasonally weak month for stocks that stayed true to form, and then some, with volatility spiking due to growing certainty the Fed would persist in its effort to cool inflation, even at the expense of economic growth. Three of the index's worst monthly returns ever were recorded this period, with the S&P 500® shedding 8% to 9% in April, June and September. Gains of similar proportion were made in July and October, amid optimism on inflation and policy easing. November (+6%) began with another rate hike of 0.75% and ended on a high note as the Fed signaled its intent to slow its pace of rate rises. By sector for the 12 months, communication services (-33%) lagged most. In sharp contrast, energy (+76%) led the way.

Comments from Portfolio Manager John Sheehy:
For the fiscal year ending November 30, 2022, the fund's share classes gained roughly 10%, notably outperforming the 1.95% advance of the benchmark Russell 3000® Value Index. Versus the benchmark, security selection was the primary contributor, led by the health care sector. Picks among information technology and communication services stocks also lifted the portfolio's relative result. The biggest individual relative contributor was an overweight stake in Bristol-Myers Squibb (+54%), which was among the fund's largest holdings on November 30. Adding further value was the portfolio's outsized exposure to Cigna, which rose about 74%. Avoiding Meta Platforms, a benchmark component that returned about -31%, also aided relative performance the past 12 months. Conversely, the primary detractors from performance versus the benchmark were an underweighting and investment choices in the market-leading energy sector. An overweighting among information technology stocks also hindered relative performance, as did security selection in consumer discretionary, especially retailing companies. Not owning Chevron, a benchmark component that gained roughly 68%, was the biggest individual relative detractor. An out-of-benchmark position in Open Text (-37%) hurt as well. Further weighing on performance was an overweighting in Fidelity National Information Services (-29%). Notable changes in positioning this period include increased exposure to the energy sector and a lower allocation to industrials stocks.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary November 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Wells Fargo & Co.	3.0
Johnson & Johnson	2.9
Unilever PLC sponsored ADR	2.8
Exxon Mobil Corp.	2.7
Verizon Communications, Inc.	2.6
Sanofi SA sponsored ADR	2.4
Comcast Corp. Class A	2.4
Cisco Systems, Inc.	2.2
Bristol-Myers Squibb Co.	2.1
Merck & Co., Inc.	2.1
25.2

Market Sectors (% of Fund's net assets)

Financials	18.4
Health Care	15.2
Information Technology	13.0
Consumer Staples	10.5
Industrials	9.7
Communication Services	7.4
Energy	6.5
Utilities	6.1
Consumer Discretionary	4.5
Materials	3.1
Real Estate	2.1

Asset Allocation (% of Fund's net assets)

Foreign investments - 18.8%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments November 30, 2022
Showing Percentage of Net Assets
Common Stocks - 96.5%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 3.4%
Deutsche Telekom AG	2,523,500	51,335
Verizon Communications, Inc.	3,982,600	155,242
		206,577
Entertainment - 0.8%
Activision Blizzard, Inc.	627,600	46,411
Media - 3.2%
Comcast Corp. Class A	3,909,800	143,255
Omnicom Group, Inc.	569,600	45,431
		188,686
TOTAL COMMUNICATION SERVICES		441,674
CONSUMER DISCRETIONARY - 4.5%
Auto Components - 0.4%
Lear Corp.	163,000	23,511
Household Durables - 0.7%
Leggett & Platt, Inc. (a)	416,700	14,839
Whirlpool Corp.	187,100	27,416
		42,255
Internet & Direct Marketing Retail - 1.1%
eBay, Inc.	1,464,900	66,565
Specialty Retail - 1.7%
Best Buy Co., Inc.	221,100	18,860
Lowe's Companies, Inc.	180,000	38,259
Williams-Sonoma, Inc. (a)	378,400	44,235
		101,354
Textiles, Apparel & Luxury Goods - 0.6%
Columbia Sportswear Co. (a)	134,100	12,014
Tapestry, Inc.	573,500	21,661
		33,675
TOTAL CONSUMER DISCRETIONARY		267,360
CONSUMER STAPLES - 10.5%
Beverages - 4.0%
Anheuser-Busch InBev SA NV ADR (a)	1,177,300	69,331
Coca-Cola European Partners PLC	908,400	48,227
Keurig Dr. Pepper, Inc.	667,200	25,801
The Coca-Cola Co.	1,554,600	98,888
		242,247
Food & Staples Retailing - 0.2%
Albertsons Companies, Inc.	706,500	14,801
Household Products - 2.3%
Energizer Holdings, Inc.	501,300	17,089
Procter & Gamble Co.	282,200	42,093
Reckitt Benckiser Group PLC	298,600	21,429
Reynolds Consumer Products, Inc. (a)	1,700,000	54,332
		134,943
Personal Products - 2.8%
Unilever PLC sponsored ADR (a)	3,275,400	165,015
Tobacco - 1.2%
Philip Morris International, Inc.	745,100	74,264
TOTAL CONSUMER STAPLES		631,270
ENERGY - 6.5%
Oil, Gas & Consumable Fuels - 6.5%
Enterprise Products Partners LP	3,618,200	89,768
Exxon Mobil Corp.	1,441,500	160,497
Parkland Corp.	1,530,100	32,601
Shell PLC ADR	1,278,000	74,725
TotalEnergies SE (a)	552,000	34,500
		392,091
FINANCIALS - 18.4%
Banks - 11.4%
Citigroup, Inc.	1,171,800	56,727
Huntington Bancshares, Inc.	4,315,000	66,796
JPMorgan Chase & Co.	658,900	91,047
M&T Bank Corp.	536,000	91,131
PNC Financial Services Group, Inc.	573,200	96,447
U.S. Bancorp	2,217,400	100,648
Wells Fargo & Co.	3,731,708	178,930
		681,726
Capital Markets - 2.8%
Bank of New York Mellon Corp.	717,500	32,933
BlackRock, Inc. Class A (a)	41,500	29,714
CME Group, Inc.	169,300	29,881
LPL Financial	104,700	24,784
State Street Corp.	641,800	51,132
		168,444
Insurance - 4.2%
Assurant, Inc.	167,500	21,477
AXA SA	2,257,300	63,811
Chubb Ltd.	265,779	58,362
Fairfax Financial Holdings Ltd. (sub. vtg.)	53,200	30,524
First American Financial Corp.	472,300	25,811
The Travelers Companies, Inc.	278,000	52,767
		252,752
TOTAL FINANCIALS		1,102,922
HEALTH CARE - 15.2%
Health Care Equipment & Supplies - 0.6%
Smith & Nephew PLC sponsored ADR (a)	1,226,000	32,514
Health Care Providers & Services - 3.8%
AmerisourceBergen Corp.	490,700	83,758
Cigna Corp.	206,100	67,784
Elevance Health, Inc.	68,400	36,452
UnitedHealth Group, Inc.	77,400	42,397
		230,391
Pharmaceuticals - 10.8%
Bristol-Myers Squibb Co.	1,587,700	127,461
Johnson & Johnson	990,366	176,285
Merck & Co., Inc.	1,138,300	125,350
Organon & Co.	1,116,470	29,051
Royalty Pharma PLC	1,066,000	46,872
Sanofi SA sponsored ADR	3,184,075	144,398
		649,417
TOTAL HEALTH CARE		912,322
INDUSTRIALS - 9.7%
Aerospace & Defense - 1.0%
General Dynamics Corp.	235,700	59,488
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc. (a)	236,500	23,702
United Parcel Service, Inc. Class B	127,900	24,266
		47,968
Building Products - 1.1%
Owens Corning	746,000	66,275
Electrical Equipment - 1.3%
Regal Rexnord Corp.	608,300	79,754
Industrial Conglomerates - 1.2%
General Electric Co.	204,074	17,544
Hitachi Ltd.	995,800	53,255
		70,799
Machinery - 2.4%
Allison Transmission Holdings, Inc.	1,612,700	72,249
Parker Hannifin Corp.	235,800	70,490
		142,739
Professional Services - 1.6%
Manpower, Inc.	336,000	29,407
Robert Half International, Inc.	273,300	21,531
Science Applications International Corp.	394,000	43,383
		94,321
Trading Companies & Distributors - 0.3%
Brenntag SE	347,300	22,082
TOTAL INDUSTRIALS		583,426
INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 2.2%
Cisco Systems, Inc.	2,647,500	131,634
IT Services - 6.6%
Amadeus IT Holding SA Class A (b)	235,900	12,755
Amdocs Ltd.	1,136,728	101,010
Capgemini SA	207,700	37,552
Cognizant Technology Solutions Corp. Class A	395,900	24,629
Fidelity National Information Services, Inc.	890,200	64,611
Genpact Ltd.	587,700	27,099
Global Payments, Inc.	531,500	55,159
SS&C Technologies Holdings, Inc.	544,000	29,245
Visa, Inc. Class A	209,500	45,462
		397,522
Semiconductors & Semiconductor Equipment - 2.8%
Microchip Technology, Inc.	1,436,000	113,717
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	612,900	50,858
		164,575
Software - 1.4%
Microsoft Corp.	219,200	55,927
Open Text Corp.	975,400	28,642
		84,569
TOTAL INFORMATION TECHNOLOGY		778,300
MATERIALS - 3.1%
Chemicals - 2.7%
Akzo Nobel NV	208,200	14,980
Celanese Corp. Class A	423,900	45,484
CF Industries Holdings, Inc.	379,300	41,036
DuPont de Nemours, Inc.	658,499	46,431
Olin Corp.	302,300	17,225
		165,156
Containers & Packaging - 0.4%
Berry Global Group, Inc.	376,900	22,086
TOTAL MATERIALS		187,242
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc.	237,700	36,988
American Tower Corp.	142,300	31,484
Corporate Office Properties Trust (SBI)	1,513,700	42,035
Gaming & Leisure Properties	334,000	17,572
		128,079
UTILITIES - 6.1%
Electric Utilities - 3.9%
Constellation Energy Corp.	77,100	7,411
Duke Energy Corp.	769,700	76,916
Edison International	1,213,294	80,878
Exelon Corp.	568,300	23,511
FirstEnergy Corp.	1,109,800	45,768
		234,484
Independent Power and Renewable Electricity Producers - 1.1%
The AES Corp.	648,500	18,755
Vistra Corp.	1,808,100	43,991
		62,746
Multi-Utilities - 1.1%
Dominion Energy, Inc.	493,100	30,133
Sempra Energy	227,800	37,858
		67,991
TOTAL UTILITIES		365,221
TOTAL COMMON STOCKS (Cost $5,024,820)		5,789,907

Money Market Funds - 6.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.86% (c)	189,222,817	189,261
Fidelity Securities Lending Cash Central Fund 3.86% (c)(d)	181,926,016	181,944
TOTAL MONEY MARKET FUNDS (Cost $371,205)		371,205

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $5,396,025)	6,161,112
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(162,968)
NET ASSETS - 100.0%	5,998,144

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	123,075	1,109,280	1,043,094	2,130	-	-	189,261	0.4%
Fidelity Securities Lending Cash Central Fund 3.86%	47,795	1,204,429	1,070,280	595	-	-	181,944	0.6%
Total	170,870	2,313,709	2,113,374	2,725	-	-	371,205

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	441,674	390,339	51,335	-
Consumer Discretionary	267,360	267,360	-	-
Consumer Staples	631,270	609,841	21,429	-
Energy	392,091	357,591	34,500	-
Financials	1,102,922	1,039,111	63,811	-
Health Care	912,322	912,322	-	-
Industrials	583,426	508,089	75,337	-
Information Technology	778,300	727,993	50,307	-
Materials	187,242	172,262	14,980	-
Real Estate	128,079	128,079	-	-
Utilities	365,221	365,221	-	-

Money Market Funds	371,205	371,205	-	-
Total Investments in Securities:	6,161,112	5,849,413	311,699	-
Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		November 30, 2022

Assets
Investment in securities, at value (including securities loaned of $180,504) - See accompanying schedule:
Unaffiliated issuers (cost $5,024,820)	$5,789,907
Fidelity Central Funds (cost $371,205)	371,205

Total Investment in Securities (cost $5,396,025)		$6,161,112
Receivable for investments sold		50,625
Receivable for fund shares sold		1,553
Dividends receivable		15,354
Distributions receivable from Fidelity Central Funds		595
Prepaid expenses		8
Total assets		6,229,247
Liabilities
Payable for investments purchased	$44,062
Payable for fund shares redeemed	2,350
Accrued management fee	2,056
Other affiliated payables	622
Other payables and accrued expenses	69
Collateral on securities loaned	181,944
Total Liabilities		231,103
Net Assets		$5,998,144
Net Assets consist of:
Paid in capital		$4,910,064
Total accumulated earnings (loss)		1,088,080
Net Assets		$5,998,144

Net Asset Value and Maximum Offering Price
Equity Dividend Income :
Net Asset Value , offering price and redemption price per share ($5,186,109 ÷ 184,991 shares)		$28.03
Class K :
Net Asset Value , offering price and redemption price per share ($812,035 ÷ 28,973 shares)		$28.03
Statement of Operations
Amounts in thousands		Year ended November 30, 2022
Investment Income
Dividends		$161,996
Income from Fidelity Central Funds (including $595 from security lending)		2,725
Total Income		164,721
Expenses
Management fee	$24,561
Transfer agent fees	6,643
Accounting fees	1,051
Custodian fees and expenses	139
Independent trustees' fees and expenses	20
Registration fees	113
Audit	68
Legal	6
Miscellaneous	27
Total expenses before reductions	32,628
Expense reductions	(188)
Total expenses after reductions		32,440
Net Investment income (loss)		132,281
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	318,852
Foreign currency transactions	(91)
Total net realized gain (loss)		318,761
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	91,658
Assets and liabilities in foreign currencies	(60)
Total change in net unrealized appreciation (depreciation)		91,598
Net gain (loss)		410,359
Net increase (decrease) in net assets resulting from operations		$542,640
Statement of Changes in Net Assets

Amount in thousands	Year ended November 30, 2022	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$132,281	$128,440
Net realized gain (loss)	318,761	550,613
Change in net unrealized appreciation (depreciation)	91,598	247,673
Net increase (decrease) in net assets resulting from operations	542,640	926,726
Distributions to shareholders	(636,444)	(133,355)
Share transactions - net increase (decrease)	429,005	(235,968)
Total increase (decrease) in net assets	335,201	557,403

Net Assets
Beginning of period	5,662,943	5,105,540
End of period	$5,998,144	$5,662,943

Financial Highlights
Fidelity® Equity Dividend Income Fund

Years ended November 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$28.54	$24.68	$26.64	$27.18	$29.62
Income from Investment Operations
Net investment income (loss) A,B	.62	.63	.62	.65	.66
Net realized and unrealized gain (loss)	2.06	3.88	(.46)	1.92	(.27)
Total from investment operations	2.68	4.51	.16	2.57	.39
Distributions from net investment income	(.59)	(.64)	(.63)	(.62)	(.66)
Distributions from net realized gain	(2.60)	(.01)	(1.50)	(2.49)	(2.18)
Total distributions	(3.19)	(.65)	(2.12) C	(3.11)	(2.83) C
Net asset value, end of period	$28.03	$28.54	$24.68	$26.64	$27.18
Total Return D	9.72%	18.40%	.76%	12.07%	1.28%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.58%	.58%	.60%	.60%	.61%
Expenses net of fee waivers, if any	.57%	.58%	.60%	.60%	.61%
Expenses net of all reductions	.57%	.58%	.59%	.60%	.60%
Net investment income (loss)	2.28%	2.21%	2.72%	2.65%	2.39%
Supplemental Data
Net assets, end of period (in millions)	$5,186	$4,903	$4,409	$4,949	$4,882
Portfolio turnover rate G	48%	47%	71%	52%	56%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Equity Dividend Income Fund Class K

Years ended November 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$28.53	$24.67	$26.64	$27.18	$29.62
Income from Investment Operations
Net investment income (loss) A,B	.65	.65	.63	.68	.69
Net realized and unrealized gain (loss)	2.06	3.89	(.45)	1.91	(.27)
Total from investment operations	2.71	4.54	.18	2.59	.42
Distributions from net investment income	(.62)	(.66)	(.65)	(.64)	(.69)
Distributions from net realized gain	(2.60)	(.01)	(1.50)	(2.49)	(2.18)
Total distributions	(3.21) C	(.68) C	(2.15)	(3.13)	(2.86) C
Net asset value, end of period	$28.03	$28.53	$24.67	$26.64	$27.18
Total Return D	9.86%	18.51%	.84%	12.18%	1.39%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49%	.49%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.49%	.49%	.51%	.51%	.51%
Expenses net of all reductions	.49%	.49%	.50%	.51%	.50%
Net investment income (loss)	2.37%	2.30%	2.81%	2.74%	2.49%
Supplemental Data
Net assets, end of period (in millions)	$812	$760	$696	$300	$220
Portfolio turnover rate G	48%	47%	71%	52%	56%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended November 30, 2022
( Amounts in thousands except percentages)

1. Organization.
Fidelity Equity Dividend Income Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity Dividend Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,055,914
Gross unrealized depreciation	(269,955)
Net unrealized appreciation (depreciation)	$785,959
Tax Cost	$5,375,153

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$32,151
Undistributed long-term capital gain	$288,417
Net unrealized appreciation (depreciation) on securities and other investments	$767,513

The tax character of distributions paid was as follows:

	November 30, 2022	November 30, 2021
Ordinary Income	$249,503	$133,355
Long-term Capital Gains	386,941	-
Total	$636,444	$133,355
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity Dividend Income Fund	2,684,358	2,838,043
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .43% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Equity Dividend Income	$6,360.13
Class K	283.04
	$6,643

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Equity Dividend Income Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Equity Dividend Income Fund	$55

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.   Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Equity Dividend Income Fund	269,464	337,626	68,526
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Equity Dividend Income Fund	$10
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Equity Dividend Income Fund	$62	$3	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $187.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended November 30, 2022	Year ended November 30, 2021
Fidelity Equity Dividend Income Fund
Distributions to shareholders
Equity Dividend Income	$551,350	$114,079
Class K	85,094	19,276
Total	$636,444	$133,355
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2022	Year ended November 30, 2021	Year ended November 30, 2022	Year ended November 30, 2021
Fidelity Equity Dividend Income Fund
Equity Dividend Income
Shares sold	13,861	8,017	$380,818	$228,408
Reinvestment of distributions	18,689	3,879	515,591	106,698
Shares redeemed	(19,380)	(18,770)	(528,369)	(526,105)
Net increase (decrease)	13,170	(6,874)	$368,040	$(190,999)
Class K
Shares sold	10,839	7,248	$295,244	$206,266
Reinvestment of distributions	3,085	700	85,094	19,276
Shares redeemed	(11,583)	(9,531)	(319,373)	(270,511)
Net increase (decrease)	2,341	(1,583)	$60,965	$(44,969)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Financial Trust and Shareholders of Fidelity Equity Dividend Income Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Equity Dividend Income Fund (one of the funds constituting Fidelity Financial Trust, referred to hereafter as the "Fund") as of November 30, 2022, the related statement of operations for the year ended November 30, 2022, the statement of changes in net assets for each of the two years in the period ended November 30, 2022, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2022 and the financial highlights for each of the five years in the period ended November 30, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 12, 2023

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 318 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity ® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity ® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean's Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity ® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2022 to November 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period- C June 1, 2022 to November 30, 2022
Fidelity® Equity Dividend Income Fund
Fidelity® Equity Dividend Income Fund	.57%
Actual		$ 1,000	$ 1,002.90	$ 2.86
Hypothetical- B		$ 1,000	$ 1,022.21	$ 2.89
Class K	.49%
Actual		$ 1,000	$ 1,003.80	$ 2.46
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.48

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2022, $317,920,490, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 99.98% of the short-term capital gain dividends distributed in December, respectively during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

Fidelity Equity Dividend Income Fund designates 25%, 100%, 100%, and 100%; and Class K designates 25%, 100%, 100%, and 100%; of the dividends distributed in December, April, July, and October, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Fidelity Equity Dividend Income Fund designates 40%, 100%, 100%, and 100%; and Class K designates 40%, 100%, 100%, and 100%; of the dividends distributed in December, April, July, and October, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Equity Dividend Income Fund and Class K designate 1% of the dividends distributed in December 2021, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

1.539196.125
EII-ANN-0123

Item 2.

Code of Ethics

As of the end of the period, November 30, 2022, Fidelity Financial Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Convertible Securities Fund and Fidelity Equity Dividend Income Fund (the “Funds”):

Services Billed by PwC

November 30, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Convertible Securities Fund	$48,300	$4,600	$13,600	$1,600
Fidelity Equity Dividend Income Fund	$47,500	$4,400	$12,500	$1,500

November 30, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Convertible Securities Fund	$47,000	$4,900	$13,000	$1,600
Fidelity Equity Dividend Income Fund	$46,200	$4,700	$12,200	$1,600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2022A	November 30, 2021A
Audit-Related Fees	$7,914,600	$8,522,600
Tax Fees	$1,000	$354,200
All Other Fees	$-	$-

A Amounts may reflect rounding

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2022A	November 30, 2021A
PwC	$12,921,200	$14,157,500

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 19, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 19, 2023